Discontinued operations and assets classified as held for sale - Results of Domestic Appliances (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Discontinued operations and assets classified as held for sale [Line Items]
Revenue		€ 18,169		€ 17,827		€ 17,156
Profit (loss) from operating activities		(115)		(1,529)		553
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations		9		18		737
Profit (loss) from discontinued operations		(10)	[1]	13	[1]	2,711	[2]
Domestic Appliances [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Revenue		0		6		1,516
Discontinued Operations, Expenses		2		2		1,322
Profit (loss) from operating activities		(2)		4		194
Result on the sale of discontinued operations, before tax		(1)		1		3,241
Profit Loss Discontinued Operations, Before Tax		(3)		5		3,435
Tax expense (income) relating to profit (loss) from ordinary activities of discontinued operations	[3]	(1)		2		(6)
Tax expense (income) relating to gain (loss) on discontinuance						743
Profit (loss) from discontinued operations		€ (2)		€ 3		€ 2,698

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[3]	The income tax of discontinued operations is calculated based on the separate return method, as if Domestic Appliances was filing its own separate tax returns.